Borrowings - Outstanding Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Maximum outstanding at any month end	$ 20,038	$ 29,160
Short-term borrowings, Ending Balance	13,795	19,856
Weighted Average Interest Rate	1.09%	1.25%
Short-term borrowings, Average Balance	16,730	24,831
Weighted Average Interest Rate, Average Balance	1.46%	1.19%
Bank Deposits [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	6,133	4,226
Weighted Average Interest Rate	1.14%	1.40%
Short-term borrowings, Average Balance	5,221	3,537
Weighted Average Interest Rate, Average Balance	1.44%	1.54%
FFELP Loans - Other Facilities [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	4,715	11,651
Weighted Average Interest Rate	0.21%	0.72%
Short-term borrowings, Average Balance	7,386	17,606
Weighted Average Interest Rate, Average Balance	0.84%	0.78%
Senior Unsecured Debt [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	2,256	2,370
Weighted Average Interest Rate	3.09%	4.24%
Short-term borrowings, Average Balance	2,814	2,214
Weighted Average Interest Rate, Average Balance	3.59%	4.49%
Other Interest Bearing Liabilities [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	691	1,609
Weighted Average Interest Rate	0.07%	0.31%
Short-term borrowings, Average Balance	1,037	1,474
Weighted Average Interest Rate, Average Balance	0.14%	0.21%
Private Education Loans - Other Facilities [Member]
Short-term Debt [Line Items]
Short-term borrowings, Average Balance	$ 272
Weighted Average Interest Rate, Average Balance	1.86%